PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 55,129	$ 48,537	$ 131,582
Accumulated depreciation transferred	117,218		70,166
Currency translation differences	21,504	5,653	1,031
Plant and equipment written off	6,169	0	3,695
Impairment loss of plant and equipment	$ 0	$ 0	$ 0